Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Japanese Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 221,106	¥ 251,078
Prior service credit	(57,430)	(71,439)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	163,676	179,639
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	105,883	116,930
Prior service credit	(3,638)	(2,652)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 102,245	¥ 114,278